Shareholder Report, Holdings (Details) - C000249165	Sep. 30, 2024
ETF8092038
Holdings [Line Items]
Percent of Total Investments	83.60%
Common Stock
Holdings [Line Items]
Percent of Total Investments	16.40%
Total Assets8092038
Holdings [Line Items]
Percent of Total Investments	100.00%